Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 7,278	$ 5,851
Allowance for doubtful accounts for prepayments and other current assets	$ 565	$ 0
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	25,000,000	25,000,000
Preferred stock - shares issued	0	0
Common stock - par value	$ 0.01	$ 0.01
Common stock - shares authorized	100,000,000	100,000,000
Common stock - shares issued	51,382,492	50,242,992
Common stock - shares outstanding	49,410,853	48,271,353
Treasury stock - par value	$ 0.01	$ 0.01
Treasury stock - number of shares	1,971,639	1,971,639